CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) - USD ($)		Sep. 30, 2022	Dec. 31, 2021
Current Assets:
Cash		$ 422,073	$ 1,100,031
Prepaid expenses		245,835	416,012
Total current assets		667,908	1,516,043
Investments held in Trust Account		281,506,666	280,164,163
Total assets		282,174,574	281,680,206
Current liabilities:
Accounts payable and accrued expenses		33,359	5,719
Franchise tax payable		103,400	77,582
Income taxes payable		24,730
Total current liabilities		161,489	83,301
Deferred underwriting commissions		9,660,000	9,660,000
Total liabilities		9,821,489	9,743,301
Common stock subject to possible redemption, $0.0001 par value; 50,000,000 shares authorized, 27,600,000 shares at redemption value at $10.20 and $10.15 per share as of September 30, 2022 and December 31, 2021, respectively	[1]	281,382,502	280,140,000
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 8,311,000 non-redeemable shares issued and outstanding (excluding 27,600,000 shares subject to possible redemption)	[2]	831	831	[3],[4]
Additional paid-in capital
Accumulated deficit		(9,030,248)	(8,203,926)
Total stockholders’ deficit		(9,029,417)	(8,203,095)
Total liabilities and stockholders’ deficit		$ 282,174,574	$ 281,680,206

[1]	Total shares outstanding common stock basic and diluted-Public Shares include all shares in the public offering, as well as the private placement units, inclusive of the full exercise of the overallotment option.
[2]	Total shares outstanding of common stock, basic and diluted-Founders Shares include all Founders Shares, as well as Representative Shares, inclusive of the full exercise of the overallotment option.
[3]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[4]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture